As filed with the U.S. Securities and Exchange Commission on March 26, 1999

                                                               File No. 33-33980
                                                               File No. 811-6067
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 25                                  [X]

                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
    Amendment No. 26                                                  [X]

                          (Check appropriate box or boxes.)
                          DIMENSIONAL INVESTMENT GROUP INC.
                      -----------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

     1299 Ocean Avenue, 11th Floor, Santa Monica CA              90401
     ----------------------------------------------              -----
     (Address of Principal Executive Office)                  (Zip Code)

     Registrant's Telephone Number, including Area Code     (310) 395-8005
                                                            ..............

                    Irene R. Diamant, Vice President and Secretary
                        DFA Investment Dimensions Group Inc.,
            1299 Ocean Avenue, 11th Floor, Santa Monica, California  90401
            --------------------------------------------------------------
                       (Name and Address of Agent for Service)

Please send copies of all communications to:

                              Stephen W. Kline, Esquire
                        Stradley, Ronon, Stevens & Young, LLP
                            Great Valley Corporate Center
                               30 Valley Stream Parkway
                          Malvern, PA 19355, (610) 640-5801

It is proposed that this filing will become effective (check appropriate box):

      immediately upon filing pursuant to paragraph (b).
-----
  X   on March 30, 1999 pursuant to paragraph (b)
-----
      60 days after filing pursuant to paragraph (a)(1)
-----
      on (date) pursuant to paragraph (a)(1)
-----
      75 days after filing pursuant to paragraph (a)(2)
-----
      on (date) pursuant to paragraph (a)(2) of Rule 485.
-----

If appropriate, check the following box:

  X     This post-effective amendment designates a new effective date for a
-----   previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

                         Title of Securities Being Registered

                     --------------------------------------------

                      RWB/DFA U.S. High Book to Market Portfolio
                  RWB/DFA Two-Year Corporate Fixed Income Portfolio
                        RWB/DFA Two -Year Government Portfolio

                                  PROSPECTUS
                                March 30, 1999
 PLEASE CAREFULLY READ THE IMPORTANT INFORMATION IT CONTAINS BEFORE INVESTING.

                                  [DFA LOGO]

                    DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------
                     DIMENSIONAL INVESTMENT GROUP INC.

The two mutual funds described in this Prospectus (DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.) each offer a variety of investment portfolios. Each of the Portfolios described in this Prospectus has its own investment objective and policies, and is the equivalent of a separate mutual fund. RWB/DFA International High Book To Market Portfolio is offered by DFA Investment Dimensions Group Inc. The other listed Portfolios are part of Dimensional Investment Group Inc. The four Portfolios: Are exclusively available to clients of RWB Advisory Services Inc. Do not charge sales commissions or "loads." Are designed for long-term investors.

                  RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
             RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
              RWS/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
                    RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            ------------------------


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                           PAGE

RISK/RETURN SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4

   ABOUT THE PORTFOLIOS. . . . . . . . . . . . . . . . . . . . . . . . . . . .4
   MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4
   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS . . . . . . . . . . . . . . . .5
   OTHER RISKS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .6
   RISK AND RETURN BAR CHARTS AND TABLES . . . . . . . . . . . . . . . . . . .8

FEES AND EXPENSES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

ANNUAL FUND OPERATING EXPENSES . . . . . . . . . . . . . . . . . . . . . . . 10

EXAMPLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

SECURITIES LENDING REVENUE . . . . . . . . . . . . . . . . . . . . . . . . . 11

HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

   MANAGEMENT AND ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . 11
   DIVIDEND POLICY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
   PURCHASE, VALUATION AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . 11

INVESTMENT OBJECTIVES AND POLICIES - EQUITY PORTFOLIOS . . . . . . . . . . . 12

   INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . . . 12
   PORTFOLIO CONSTRUCTION. . . . . . . . . . . . . . . . . . . . . . . . . . 12

RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO. . . . . . . . . . . . . 12

   INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . . . 12

EQUITY PORTFOLIOS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14

INVESTMENT OBJECTIVES AND POLICIES - FIXED INCOME PORTFOLIOS . . . . . . . . 14

   RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO . . . . . . . . . . . . 14
   RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO . . . . . . . . . . . . . . . . . . 14
   DESCRIPTION OF INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . 14
   INVESTMENTS IN THE BANKING INDUSTRY . . . . . . . . . . . . . . . . . . . 15
   PORTFOLIO STRATEGY. . . . . . . . . . . . . . . . . . . . . . . . . . . . 16

DEVIATION FROM MARKET CAPITALIZATION WEIGHTING - EQUITY PORTFOLIOS . . . . . 16

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17

MANAGEMENT OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . . 17

   CONSULTING SERVICES - INTERNATIONAL VALUE SERIES. . . . . . . . . . . . . 18
   CLIENT SERVICE AGENT -- ALL PORTFOLIOS. . . . . . . . . . . . . . . . . . 18

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . 18

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19

   IN KIND PURCHASES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22

   REDEMPTION PROCEDURE. . . . . . . . . . . . . . . . . . . . . . . . . . . 22
   REDEMPTION OF SMALL ACCOUNTS. . . . . . . . . . . . . . . . . . . . . . . 22
   IN-KIND REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . 22

THE FEEDER PORTFOLIOS. . . . . . . . . . . . . . . . . . . . . . . . . . . . 22

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24

SERVICE PROVIDERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27

RISK/RETURN SUMMARY


ABOUT THE PORTFOLIOS
--------------------


SOME PORTFOLIOS HAVE SPECIAL STRUCTURES: Certain Portfolios, called "Feeder Portfolios," do not buy individual securities directly. Instead, they invest in corresponding mutual funds called "Master Funds." Master Funds in turn purchase stocks, bonds and/or other securities.


POSSIBLE COMPLICATIONS: The Master-Feeder structure is relatively new and more complex. While this structure is designed to reduce costs, it may not do so. As a result, a Feeder Portfolio might encounter operational or other complications.


A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund's shares. The two have the same gross investment returns.


MANAGEMENT
----------

Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for each non-Feeder Portfolio and all Master Funds. (A Feeder Portfolio does not need an investment manager.) RWB Advisory Services Inc. provides shareholders with client services such as performance reporting.


EQUITY INVESTMENT APPROACH:
---------------------------

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

MARKET CAPITALIZATION means the number of shares of a company's stock outstanding times price per share.

MARKET CAPITALIZATION WEIGHTED means the amount of a stock in an index or portfolio is keyed to that stock's market capitalization compared to all eligible stocks. The higher the stock's relative market cap, the greater its representation.

NO MARKET TIMING OR STOCK PICKING: In contrast to some other managers, the Advisor does not take defensive positions in anticipation of negative investment conditions, or try to pick potentially outperforming securities.

PORTFOLIO CONSTRUCTION:  Generally, the Advisor structures a portfolio by:

1. Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2. Creating a sub-set of companies meeting the Advisor's investment guidelines.

3. Excluding certain companies after analyzing various factors (for example, solvency).

4.  Purchasing stocks so the portfolio is generally market cap weighted.

FIXED INCOME INVESTMENT APPROACH:
---------------------------------

PORTFOLIO CONSTRUCTION:  Generally, the Advisor structures a portfolio by:

1.  Setting a maturity range.

2.  Implementing the Advisor's quality and eligibility guidelines.

3.  Purchasing securities with a view to maximizing returns.

MARKET RISK: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Fixed Income portfolios are particularly sensitive to changing interest rates.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-------------------------------------------

"VALUE STOCKS": Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

In selecting value stocks, the Advisor primarily considers price relative to book value.

RWB/DFA International High Book To Market Portfolio's foreign currency risks generally are not hedged.

RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

-  INVESTMENT OBJECTIVE:  Long-term capital appreciation.

- INVESTMENT STRATEGY: Purchase a Master Fund that buys value stocks of large United States companies on a market capitalization weighted basis.

RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

-  INVESTMENT OBJECTIVE:  Long-term capital appreciation.

- INVESTMENT STRATEGY: Purchase a Master Fund that buys value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country.

THE MASTER FUND IN WHICH THE PORTFOLIO INVESTS STOPPED PURCHASING MALAYSIAN STOCKS. This action was taken because the Malaysian government restricted the ability of foreign investors - including the Master Fund in question - to withdraw their investments from Malaysia.

FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). Foreign currency risk can be minimized by hedging. However, hedging may be expensive.

RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

- INVESTMENT OBJECTIVE: Maximize total return available from a universe of high quality fixed income investments with an average maturity of two years or less.

- INVESTMENT STRATEGY: Purchase U.S. issued, dollar-denominated debt instruments with maturities of no more than two years. Issuers might include the U.S. government and its agencies, domestic and foreign corporations and supranational organizations (e.g., the World Bank). The Portfolio intends to concentrate investments in the banking industry in certain cases.

RISK OF BANKING CONCENTRATION: Focus on the banking industry would link the performance of the RWB/DFA Two Year Corporate Fixed Income Portfolio to changes in performance of the banking industry generally.


RWB/DFA Two-Year Government Portfolio

- INVESTMENT OBJECTIVE: Maximize total return available from a universe of high quality fixed income investments maturing in two years or less.

- INVESTMENT STRATEGY: Acquire obligations of the U.S. government and its agencies maturing within two years, and enter into repurchase agreements backed by U.S. government securities.


OTHER RISKS

DERIVATIVES:
------------

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Master Fund in which RWB/DFA International High Book To Market Portfolio invests may use long-term foreign currency contracts to hedge foreign currency risks. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work.

INTRODUCTION OF THE EURO:
-------------------------

On January 1, 1999, The European Monetary Union ("EMU") introduced a common currency, the Euro, replacing its members' national currencies. This development may affect RWB/DFA International High Book To Market Portfolio (the Master Fund it buys may invest in EMU countries) to the extent it changes investment practices, opportunities, risks and investor behavior or creates administrative problems. The Advisor and its global custodians are attempting to assure on an ongoing basis that the Portfolio and Master Fund remain unaffected by any transition related disruptions. However, they cannot guarantee that their efforts will succeed completely. The relative value of the U.S. dollar and Euro will fluctuate. Accordingly, currency risk (discussed above) will continue to apply to any exposure the Portfolio may have (through the Master Fund) to investments in EMU countries.

SECURITIES LENDING:
-------------------

Non-Feeder Portfolios and Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

YEAR 2000 ISSUE:
----------------

Unless modified, many computer programs will not properly process information from the year 2000 on. While the issue is international in scope, there is particular concern with foreign entities. The Advisor has taken steps designed to ensure that its computers and those of Portfolio and Master Fund service providers (e.g., custodians) will operate properly. Portfolios and Master Funds may be negatively affected if the Advisor's efforts prove inadequate, and/or year 2000 problems hurt portfolio securities or economic conditions generally.

RISK AND RETURN BAR CHARTS AND TABLES


The Bar Charts and Tables below illustrate the variability of each Portfolio's returns and is meant to provide some indication of the risks of investing in the Portfolios. Shown are changes in performance from year to year, and how annualized 1 year, 5 year, and since inception returns compare with those of a broad measure of market performance. Past performance is not an indication of future results.


-------------------------------------------------------------------------------
RWB/DFA
U.S. HIGH BOOK-                    [BAR GRAPH]
TO-MARKET PORTFOLIO

                              1997      1998
------------------------------------------------
TOTAL RETURNS(%)              28.04     12.07


                             JUNE 1996 - DECEMBER 1998
                            ---------------------------
     HIGHEST QUARTER                                   LOWEST QUARTER
     --------------------------------------------------------------------
        16.84 (10/98-12/98)                              -17.09 (7/98-9/98)


                                                PERIODS ENDING DECEMBER 31, 1998
                                                --------------------------------
                                                        ONE      SINCE 6/96
ANNUALIZED RETURNS (%)                                 YEAR      INCEPTION
--------------------------------------------------------------------------------
RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO             12.07       18.04
RUSSELL 10000 VALUE INDEX                              15.65       24.76


--------------------------------------------------------------------------------
RWB/DFA
TWO-YEAR
GOVERNMENT               [BAR GRAPH]
PORTFOLIO

                                   1997           1998
---------------------------------------------------------
TOTAL RETURNS(%)                   6.15           5.44

                         JULY 1996 - DECEMBER 1998
                         -------------------------
     HIGHEST QUARTER                                   LOWEST QUARTER
     --------------------------------------------------------------------
        2.11 (4/97-6/97)                                 0.65 (1/97-3/97)

                                                PERIODS ENDING DECEMBER 31, 1998
                                                --------------------------------
                                                        ONE           SINCE 7/96
ANNUALIZED RETURNS (%)                                 YEAR           INCEPTION
--------------------------------------------------------------------------------
RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO                   5.44                5.97

MERRILL LYNCH GOVERNMENTS, U.S. TREASURY,
SHORT TERM (1-2.99 YEARS)                               7.01                6.92

-------------------------------------------------------------------------------
RWB/DFA
TWO-YEAR
CORPORATE                     [BAR GRAPH]
FIXED INCOME
PORTFOLIO

                                   1997           1998
---------------------------------------------------------
TOTAL RETURNS (%)                  5.92           5.68


                          JULY 1996 - DECEMBER 1998
                          -------------------------
     HIGHEST QUARTER                                   LOWEST QUARTER
     --------------------------------------------------------------------
        2.03 (4/97-6/97)                                  0.83 (1/97-3/97)

                                                PERIODS ENDING DECEMBER 31, 1998
                                                --------------------------------
                                                           ONE         SINCE 7/96
ANNUALIZED RETURNS (%)                                    YEAR         INCEPTION
--------------------------------------------------------------------------------
RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO          5.68             6.03

MERRILL LYNCH GOVERNMENTS, U.S. TREASURY,
SHORT TERM (1-2.99 YEARS)                                  7.01             6.92

--------------------------------------------------------------------------------

RWB/DFA
INTERNATIONAL                      [BAR GRAPH]
HIGH BOOK-TO
MARKET PORTFOLIO

                     1994      1995      1996      1997      1998
-----------------------------------------------------------------
TOTAL RETURNS(%)     8.77     11.47      7.89     -3.16     14.97


                         JULY 1993 - DECEMBER 1998
                         -------------------------
     HIGHEST QUARTER                                   LOWEST QUARTER
     ----------------------------------------------------------------------
        17.98 (1/98-3/98)                               -16.86 (7/98-9/98)

                                            PERIODS ENDING DECEMBER 31, 1998
                                            --------------------------------
                                              ONE      FIVE      SINCE 7/93
ANNUALIZED RETURNS (%)                       YEAR      YEARS     INCEPTION
----------------------------------------------------------------------------
RWB/DFA INTERNATIONAL HIGH
BOOK-TO-MARKET PORTFOLIO                     14.97      7.81       9.14

MSCI EAFE INDEX                              19.99      9.20       9.77

                               FEES AND EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):  None*

     *Most shares of the Portfolios that will be purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.


                        ANNUAL FUND OPERATING EXPENSES
              (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

     Except as indicted below, the expenses in the following tables are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 1998.



ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO(1)(2)
Management Fee                                               0.11%
Other Expenses                                               0.28%
Total Operating Expenses                                     0.39%

RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO(1)(2)
Management Fee                                               0.21%
Other Expenses                                               0.31%
Total Operating Expenses                                     0.52%

RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO(2)
Management Fee                                               0.15%
Other Expenses                                               0.20%
Total Operating Expenses                                     0.35%

RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO(2)
Management Fee                                               0.15%
Other Expenses                                               0.21%
Total Operating Expenses                                     0.36%


(1) Feeder Portfolio. The "Management Fee" includes an investment management fee payable by the Master Fund and an administration fee payable by the Feeder Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Feeder Portfolio and the Master Fund.


(2) "Other Expenses" include a client services fee payable to RWBAS. Effective as of the date of this Prospectus, the client services fees were increased to 0.15%, 0.19%, 0.08% and 0.08% by the RWB/DFA U.S. High Book to Market Portfolio, the RWB/DFA International High Book to Market Portfolio, the RWB/DFA Two-Year Corporate Fixed Income Portfolio and the RWB/DFA Two-Year Government Portfolio, respectively. "Other Expenses" have been restated in order to include the increase.




                                EXAMPLE

     This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same and current reimbursement fees may apply. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                    1 Year     3 Years    5 Years    10 Years
                                    ------     -------    -------    --------
RWB/DFA U.S. High Book to Market      $40        $125        $219       $493
Portfolio
RWB/DFA International High Book       $53        $167        $291       $653
to Market Portfolio
RWB/DFA Two-Year Corporate Fixed      $36        $113        $197       $443
Income Portfolio
RWB/DFA Two-Year Government           $37        $116        $202       $456
Portfolio

     With respect to the Feeder Portfolios, the table summarizes the aggregate estimated annual operating expenses of both the Portfolios and the Master Funds in which the Portfolios invests.

                          SECURITIES LENDING REVENUE

     For the fiscal year ended November 30, 1998, the following Master Funds received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see "SECURITIES LOANS"):


Master Fund                        Net Revenue         Percentage of Assets
-----------                        -----------         --------------------
U.S. Large Cap Value Series         $  210,000                 0.01%

DFA International Value Series      $1,385,000                 0.08%

                                  HIGHLIGHTS

MANAGEMENT AND ADMINISTRATIVE SERVICES

     Dimensional Fund Advisors Inc. (the "Advisor") provides each Portfolio with administrative services and also serves as investment advisor to the non-Feeder Portfolios and the Master Funds. RWBAS serves as client service agent to each Portfolio. (See "MANAGEMENT OF THE PORTFOLIOS.")

DIVIDEND POLICY

     The RWB/DFA U.S. High Book to Market Portfolio and the Fixed Income Portfolios distribute dividends from their net investment income quarterly. The RWB/DFA International High Book to Market Portfolio distributes dividends from net investment income annually. Each of the Portfolios will distribute any realized net capital gains annually after the end of the fiscal year. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

PURCHASE, VALUATION AND REDEMPTION OF SHARES

     The shares of the Portfolios are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of the shares of each Feeder Portfolio will fluctuate in relation to the investment experience of the Master Fund in which it invests. The value of the shares of each Fixed Income Portfolio will fluctuate in relation to its own investment experience. The redemption price of a share of each Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES" and "REDEMPTION OF SHARES.")

            INVESTMENT OBJECTIVES AND POLICIES - EQUITY PORTFOLIOS

RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the RWB/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the U.S. Large Cap Value Series of the Trust, which has the same investment objective and policies as the Portfolio. The U.S. Large Cap Value Series seeks to achieve its objective by investing in common stocks of large U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). Generally, a company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the NYSE and, except as described below under "Portfolio Structure," will be considered eligible for investment. In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. A company will be considered "large" if its market capitalization (i.e., the market price of its common stock multiplied by the number of outstanding shares) equals or exceeds that of the company having the median market capitalization of companies whose shares are listed on the NYSE.

PORTFOLIO CONSTRUCTION


     Ordinarily, at least 80% of the assets of the U.S. Large Cap Value Series will be invested in a broad and diverse group of readily marketable common stocks of large U.S. companies with high book to market ratios, as described above. The U.S. Large Cap Value Series may invest in futures contracts and options on futures contracts. To the extent that the Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. The U.S. Large Cap Value Series will purchase securities that are listed on the principal U.S. national securities exchanges and traded over-the-counter.

     It is management's belief that the value stocks of large U.S. companies offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of large company stocks for inclusion in the U.S. Large Cap Value Series involves greater risk than including a large number of them.


RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of RWB/DFA International High Book to Market Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the DFA International Value Series of the Trust, which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. Generally, the shares of a company in any given country will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios whose shares are listed on a major exchange, and, except as described below, will be considered eligible for investment. The International Value Series intends to invest in the stocks of large companies in countries with developed markets. As of the date of this prospectus, the International Value Series may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Series' asset growth permits, it may invest in the stocks of large companies in other developed markets.

     Under normal market conditions, at least 65% of the International Value Series' assets will be invested in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Series' assets will be invested in such companies in any one country. The International Value Series reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that it invests in futures contracts for other than bona fide hedging purposes, its will not purchase futures contracts if, as a result, more than 5% of its net assets would then consist of initial margin deposits required to establish such positions.

     As of the date of this prospectus, the International Value Series intends to invest in companies having at least $800 million of market capitalization, and the Series will be approximately market capitalization weighted. The Advisor may reset such floor from time to time to reflect changing market conditions. In determining market capitalization weights, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighting of certain countries in the International Value Series may vary from their weighting in international indices such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The Advisor, however, will not attempt to account for cross holding within the same country.

     It is management's belief that the stocks of large companies with high book to market ratios offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for inclusion in the International Value Series involves greater risk than including a large number of them.

     As of September 10, 1998, the International Value Series discontinued further investment in Malaysian securities as a consequence of certain restrictions imposed by the Malaysian government on the repatriation of assets by foreign investors such as the International Value Series.

     On September 1, 1998, the Malaysian government announced a series of capital and foreign exchange controls on the Malaysian currency, the ringgit, and on transactions on the Kuala Lumpur Stock Exchange, that operated to severely constrain or prohibit foreign investors, including the International Value Series, from repatriating assets. Pursuant to these regulations, the International Value Series was not permitted to convert the proceeds of the sale of its Malaysian investments into U.S. dollars prior to September 1, 1999.


     As a consequence of these developments, the International Value Series stopped investing additional funds in Malaysia effective September 10, 1998. On February 4, 1999, the Malaysian government announced the imposition of a levy on repatriation of portfolio capital. The levy replaced the 12-month holding period imposed under the September 1, 1998 exchange control rules. The amount of the levy depends on the duration that funds have been held in Malaysia. With respect to funds invested in Malaysia prior to February 15, 1999, which includes all the funds so invested by the International Value Series, profits from investment made during the 12-month holding period are exempt from imposition of a levy. A levy will be imposed, however, on the amount of capital that is repatriated. Although there is some confusion in the market concerning the mechanics of the levy, it appears that any principal repatriated after one year from September 1, 1998 will not attract any levy. Principal amounts that are repatriated within one year will be subject to a levy at a decreasing rate, depending on the duration the principal is held. The Advisor is closely monitoring the situation to determine when to begin divesting the Portfolios and Master Funds of their Malaysian assets without adverse affect.


     With respect to the current Malaysian investments owned, the Series is presently valuing the securities in good faith at fair value by discounting the current market prices of the Malaysian securities and discounting the U.S. dollar-ringgit currency exchange rate. Pending further clarification from Malaysian regulatory authorities regarding the controls identified above, the Series is treating its investments in Malaysian securities as illiquid. As of March 1, 1999, Malaysian securities constitute approximately
0.29 % of the net asset value of the International Value Series.

EQUITY PORTFOLIOS


     With respect to the Equity Portfolios and the Master Funds in which such Portfolios invest, investments will generally be made in eligible securities on a market capitalization weighted basis. Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio.


         INVESTMENT OBJECTIVES AND POLICIES - FIXED INCOME PORTFOLIOS

RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

     The investment objective of RWB/DFA Two-Year Corporate Fixed Income Portfolio is to maximize total returns consistent with the preservation of capital. This objective will be pursued by investing in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. It is the RWB/DFA Two-Year Corporate Fixed Income Portfolio's policy to acquire obligations which mature within two years from the date of settlement. The RWB/DFA Two-Year Corporate Fixed Income Portfolio principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the NYSE is open for trading. (See "Investments in the Banking Industry.") The RWB/DFA Two-Year Corporate Fixed Income Portfolio may invest in futures contracts and options on futures contracts. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

     The investment objective of the RWB/DFA Two-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies and consistent with the preservation of capital. Generally, this objective will be pursued by acquiring U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement. The Portfolio may invest in futures contracts and options on futures contracts. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

DESCRIPTION OF INVESTMENTS

     The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios:

                                                           PERMISSIBLE
                                                           CATEGORIES
                                                           -----------
RWB/DFA Two-Year Corporate Fixed Income Portfolio             1-7

RWB/DFA Two-Year Government Portfolio                         1, 2, 6

     1. U.S. GOVERNMENT OBLIGATIONS - Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

     2. U.S. GOVERNMENT AGENCY OBLIGATIONS - Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

     3. CORPORATE DEBT OBLIGATIONS - Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Rating Group, a Division of The McGraw-Hill Companies ("S&P") and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

     4. BANK OBLIGATIONS - Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will be acquired only if the bank has assets in excess of $1,000,000,000.

     5. COMMERCIAL PAPER - Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.

     6. REPURCHASE AGREEMENTS - Instruments through which the Portfolios purchase securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio's total assets would be so invested. The Portfolios will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

     7. SUPRANATIONAL ORGANIZATION OBLIGATIONS - Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

     The categories of investments that may be acquired by the RWB/DFA Two-Year Corporate Fixed Income and RWB/DFA Two-Year Government Portfolios may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

INVESTMENTS IN THE BANKING INDUSTRY

     The RWB/DFA Two-Year Corporate Fixed Income Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. This policy can only be changed by a vote of the shareholders of the Portfolio. Banks and bank holding companies are considered to constitute a single industry, the banking industry. When investment in such obligations exceeds 25% of the total net assets of the RWB/DFA Two-Year Corporate Fixed Income Portfolio, the Portfolio will be considered to be concentrating its investments in the banking industry.

As of the date of this prospectus, the RWB/DFA Two-Year Corporate Fixed
Income Portfolio is not concentrating its investments in the banking industry.


     The types of bank and bank holding company obligations in which the RWB/DFA Two-Year Corporate Fixed Income Portfolio may invest include: dollar-denominated certificates of deposit, bankers' acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Portfolio's established credit rating criteria as stated under "Description of Investments." In addition, the RWB/DFA Two-Year Corporate Fixed Income Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

PORTFOLIO STRATEGY

     The RWB/DFA Two-Year Corporate Fixed Income Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury and "maturity risk premium" means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the RWB/DFA Two-Year Corporate Fixed Income Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

     The Fixed Income Portfolios are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the RWB/DFA Two-Year Corporate Fixed Income Portfolio could be 0% to 200%, and the RWB/DFA Two-Year Government Portfolio could be 100% to 500%. Taxable distributions ordinarily increase with trading activity.
While the Fixed Income Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor's judgment, the monthly return of the RWB/DFA Two-Year Corporate Fixed Income Portfolio or the RWB/DFA Two-Year Government Portfolio will be increased as a result of portfolio transactions after taking in to account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.



      DEVIATION FROM MARKET CAPITALIZATION WEIGHTING - EQUITY PORTFOLIOS

     The portfolio structures of the Master Funds, in which the Equity Portfolios invest, involve market capitalization weighting. That is, their investment portfolios are structured by basing the amount of each security purchased on the issuer's relative market capitalization with a view to achieving a reasonable reflection of the relative market capitalizations in accordance with their investment objectives and strategies. Deviation from strict market capitalization weighting may occur for several reasons. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. (The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded.) Deviation also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

     Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, securities eligible for purchase or otherwise represented in a portfolio may be acquired in exchange for the issuance of shares. (See "PURCHASE OF SHARES--In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

     Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies with high book to market ratios whose stock is eligible for investment by each portfolio. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased. Additional investments generally will not be made in securities which have depreciated in value sufficiently that they are not then considered by the Advisor to be large companies. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a portfolio's holdings decrease in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

                               SECURITIES LOANS

     The Portfolios and Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Portfolios or Master Funds may earn additional income from lending securities, such activity is incidental to their investment objectives. The value of securities loaned may not exceed 33 1/3% of the value of each Portfolio's or Master Fund's total assets. In connection with such loans, the Portfolio or the Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Portfolio or the Master Fund will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, a Portfolio or Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Although each Feeder Fund is authorized to lend its portfolio securities, as long as it only holds shares of its Master Fund, it will not do so.

                            MANAGEMENT OF THE FUNDS

     The Advisor serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and each Master Fund. As such, it is responsible for the management of their respective assets. Investment decisions for all non-Feeder Portfolios and Master Funds are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides all non-Feeder Portfolios and Master Funds with a trading department and selects brokers and dealers to effect securities transactions.

     Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

     For the advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 1998, see "ANNUAL FUND OPERATING EXPENSES." The Advisor was organized in May, 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $28 billion.

     The Funds and the Trust bear all of their own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. Expenses of a Fund which are not allocable to a particular Portfolio are borne by each Portfolio of that Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are to be borne by each Master Fund of the Trust on the basis of its relative net assets.

CONSULTING SERVICES - INTERNATIONAL VALUE SERIES

     The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFA Australia"), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the International Value Series. The advisor owns 100% of the outstanding shares of DFAL and beneficially owns 100% of DFA Australia.

CLIENT SERVICE AGENT - ALL PORTFOLIOS

     Pursuant to a Client Service Agent Agreement with each Portfolio, RWBAS performs various services for the Portfolios. These services include establishment of a toll-free telephone number for shareholders of each Portfolio to use to obtain or receive up-to-date account information; providing to shareholders quarterly and other reports with respect to the performance of each Portfolio; and providing shareholders with such information regarding the operations and affairs of each Portfolio, and their investment in its shares, as the shareholders or the applicable Board of Directors may reasonably request.

               DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     The RWB/DFA U.S. High Book to Market Portfolio and the Fixed Income Portfolios distribute dividends from their net investment income quarterly. The RWB/DFA International High Book to Market Portfolio distributes dividends from net investment income annually. Each of the Portfolios will distribute any realized net capital gains annually after the end of the fiscal year. Each Portfolio is treated as a separate corporation for federal tax purposes.

     Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually as to the federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

     Shareholders of each Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). With the exception of RWB/DFA International High Book to Market Portfolio, upon written notice to the transfer agent, shareholders of the remaining Portfolios may select one of the following options:

     Income Option -        to receive income dividends in cash and
                            capital gains distributions in additional shares at net asset value.

     Capital Gains Option - to receive capital gains distributions in cash and income dividends in additional
                            shares at net asset value.

     Cash Option -          to receive both income dividends and capital
                            gains distributions in cash.

     Certain investments by the Portfolios (or their corresponding Master
Fund) may be subject to special rules which may affect the amount, character and timing of the income to the investing entity. Some of these rules are referenced in the statement of additional information. Specifically, prospective investors should consult the statement of additional information for further information regarding the extent to which distributions from a Portfolio may be eligible for the dividends received deduction or whether certain foreign tax credits may be available to an investor in a Portfolio.

     Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     Since virtually all of the net investment income from the Fixed Income Portfolios is expected to arise from earned interest, it is not expected that either of the Portfolios' distributions will be eligible for the dividends received deduction for corporations. Similarly, it is anticipated that either none or only a small portion of the distributions made by the RWB/DFA International High Book to Market Portfolio will qualify for the corporate dividends received deduction because of such Portfolios' investment (through its Master Fund) in foreign equity securities. The portion of dividends paid by the RWB/DFA U.S. High Book to Market Portfolio from net investment income that is eligible for the corporate dividends received deduction depends on the Portfolio's pro rata share of the aggregate qualifying dividend income received by its Master Fund from domestic (U.S.) sources.

     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of Portfolio shares. With regard to the Fixed Income Portfolios, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

     A Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

                              PURCHASE OF SHARES

     Only clients of RWBAS are eligible to purchase shares of the Portfolios. Investors should first contact RWBAS at (800) 366-7266, ext. 124, to notify RWBAS of the proposed investment.

     Most shares of the Portfolios that will be purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of RWBAS may also be subject to investment advisory fees under their own arrangements with RWBAS.

     Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

IN KIND PURCHASES

     If accepted by the applicable Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by such Portfolio (or its corresponding Master Fund) or otherwise represented in its portfolio as described in this prospectus. Shares of the RWB/DFA International High Book to Market Portfolio may also be purchased in exchange for local currencies in which securities owned by its corresponding Master Fund are denominated. Securities and local currencies to be exchanged which are accepted by a Fund and Fund shares to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or its corresponding Master Fund) whose shares are being acquired and must be delivered to the applicable Fund by the investor upon receipt from the issuer.

     The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio (or its corresponding Master Fund) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or its corresponding Master Fund) under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the applicable Fund, the value of any such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Portfolio (or Master Fund) may not exceed 5% of the net assets of the Portfolio (or Master Fund) immediately after the transaction. The Funds will accept such securities for investment and not for resale.

     A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

                              VALUATION OF SHARES

     The net asset value per share of each Portfolio and Master Fund is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio or Master Fund. The value of the shares of each non-Feeder Portfolio will fluctuate in relation to its own investment experience. The value of each Feeder Portfolio's shares will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities held by a Portfolio or Master Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, the U.S. Large Cap Value Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the respective Board of Directors or Trustees.

     The value of the shares of the Fixed Income Portfolios will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios do not seek to stabilize the value of their respective shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. Securities held by the Fixed Income Portfolios may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Other assets and securities for which quotations are not readily available will be valued in good faith at fair value using methods determined by the Board of Directors.

     The net asset value per share of the International Value Series (in which the RWB/DFA International High Book to Market Portfolio invests all of its assets) is expressed in U.S. dollars by translating the net assets using the mean price for the dollar as quoted by generally recognized reliable sources. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the International Value Series are determined as of such times for the purpose of computing the net asset value of the International Value Series (and the RWB/DFA International High Book to Market Portfolio). If events which materially affect the value of the foreign investments occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above.

     Provided that RWBAS has received the investor's investment instructions in good order and the Custodian has received the investor's payment, shares of the Portfolio selected will be priced at the net asset value calculated next after receipt of the order by PFPC. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Portfolio arising out of such cancellation. The Funds reserve the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss and may prohibit or restrict the manner in which such purchaser may place further orders.

     Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a fee that would be used to reimburse a Portfolio for such cost ("reimbursement fee"). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios and the corresponding Master Funds. Any such charges will be described in the prospectus.

                               EXCHANGE OF SHARES

     An investor may exchange shares of one Portfolio for those of another Portfolio described in this prospectus or another portfolio of the Funds, by first contacting RWBAS and completing the documentation required by RWBAS and the Advisor.

     The minimum amount for an exchange into a portfolio of DFAIDG is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors should contact RWBAS for a list of those portfolios of DFAIDG that accept exchanges.

     The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Funds, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.

     The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order, plus any applicable reimbursement fee on purchases by exchange. "Good order" means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and (if no authorized signatures for the account are on file) a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange.

Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the shares of the portfolio being acquired may be issued in compliance with the securities laws of the investor's state of residence.

     There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus.
An exchange is treated as a redemption and a purchase. Therefore, the investor could realize a taxable gain or loss on the transaction. The Funds reserve the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

                             REDEMPTION OF SHARES

REDEMPTION PROCEDURE

     An investor who desires to redeem shares of a Portfolio must furnish a redemption request to RWBAS in the form required by RWBAS. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC.

     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Funds can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

REDEMPTION OF SMALL ACCOUNTS

     With respect to each Portfolio, the Funds reserve the right to redeem a shareholder's account if the value of the shares in a specific account is $500 or less, whether because of redemptions, a decline in the portfolio's net asset value per share or any other reason. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

     When in the best interests of a Portfolio, it may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio being redeemed (or its corresponding Master Fund) in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. The RWB/DFA International High Book to Market Portfolio also reserves the right to redeem its shares in the currencies in which the International Value Series' investments are denominated. Investors may incur brokerage charges and other transaction costs selling securities which were received in payment of redemptions and the value of foreign securities or currencies may be affected by currency exchange fluctuations.

                             THE FEEDER PORTFOLIOS

     Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact the DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor Santa Monica, CA 90401, (301) 395-8005 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

     The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. this arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund.

     The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Feeder Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund's security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

     If the Board of Directors of the relevant Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Feeder Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Feeder Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES."

                             FINANCIAL HIGHLIGHTS

     The Financial Highlights table is meant to help you understand each Portfolio's financial performance for the past 5 years or, if shorter, the period of that Portfolio's operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP (formerly Coopers & Lybrand L.L.P.), whose report, along with the Portfolios' financial statements, are included in the annual reports which are available upon request.


                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        RWB/DFA
                                                     U.S. HIGH BOOK
                                                  TO MARKET PORTFOLIO
                                          ------------------------------------
                                            YEAR          YEAR         JUNE 7
                                           ENDED         ENDED           TO
                                          NOV. 30,      NOV. 30,      NOV. 30,
                                            1998          1997          1996
                                          --------      --------      --------
Net Asset Value, Beginning of Period....  $  13.12      $  10.77      $  10.00
                                          --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................      0.21          0.20          0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      1.27          2.45          0.72
                                          --------      --------      --------
    Total from Investment Operations....      1.48          2.65          0.80
                                          --------      --------      --------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.21)        (0.20)        (0.03)
  Net Realized Gains....................     (0.40)        (0.10)           --
                                          --------      --------      --------
    Total Distributions.................     (0.61)        (0.30)        (0.03)
                                          --------      --------      --------
Net Asset Value, End of Period..........  $  13.99      $  13.12      $  10.77
                                          --------      --------      --------
                                          --------      --------      --------
Total Return............................     11.78%        25.01%         8.06%#
Net Assets, End of Period (thousands)...  $145,278      $128,484      $ 40,708
Ratio of Expenses to Average Net
  Assets................................      0.33%(1)      0.36%(1)      0.71%*(1)
Ratio of Net Investment Income to
  Average Net Assets....................      1.54%         1.76%         2.70%*
Portfolio Turnover Rate.................       N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series................................     24.70%        17.71%        20.12%(2)

----------------
   *  Annualized
   #  Non-Annualized
 (1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (2)  Items calculated for the period ended November 30, 1996.

            THE RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            YEAR
                                            ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                          NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,      NOV. 30,
                                            1998         1997         1996         1995          1994
                                          ---------   ----------   ----------   ----------   ------------
Net Asset Value, Beginning of Period....  $   12.84   $    13.76   $    12.02   $    11.44   $       9.92
                                          ---------   ----------   ----------   ----------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.30         0.22         0.22         0.19           0.14
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       1.21        (0.77)        1.53         0.60           1.52
                                          ---------   ----------   ----------   ----------   ------------
    Total from Investment Operations....       1.51        (0.55)        1.75         0.79           1.66
                                          ---------   ----------   ----------   ----------   ------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.27)       (0.23)       (0.01)       (0.19)         (0.14)
  Net Realized Gains....................      (0.22)       (0.14)          --        (0.02)            --
                                          ---------   ----------   ----------   ----------   ------------
    Total Distributions.................      (0.49)       (0.37)       (0.01)       (0.21)         (0.14)
                                          ---------   ----------   ----------   ----------   ------------
Net Asset Value, End of Period..........  $   13.86   $    12.84   $    13.76   $    12.02   $      11.44
                                          ---------   ----------   ----------   ----------   ------------
                                          ---------   ----------   ----------   ----------   ------------
Total Return............................      12.28%       (4.04)%      14.61%        6.95%         16.71%
Net Assets, End of Period (thousands)...  $ 286,790   $  275,057   $  257,371   $  172,017   $    112,952
Ratio of Expenses to Average Net
  Assets................................       0.17%        0.50%        0.54%        0.68%          0.69%(a)
Ratio of Net Investment Income to
  Average Net Assets....................       2.10%        1.72%        1.88%        1.85%          1.39%(a)
Portfolio Turnover Rate.................        N/A          N/A          N/A          N/A           0.15%*(b)
Portfolio Turnover Rate of Master Fund
  Series................................      15.41%       22.55%       12.23%        9.75%          1.90%*(c)

----------------
   *  Annualized.
 (a) Had certain waivers and assumption of expenses not been in effect, the ratios of expenses to average net assets for the year ended November 30, 1994 would have been 0.73%, and the ratio of net investment income to average net assets for the year ended November 30, 1994 would have been 1.38%.
 (b) Portfolio turnover rate calculated for the period ended February 15, 1994 (through date of Exchange Transaction).
 (c) Master Fund Series turnover calculated for the period February 16 to November 30, 1994.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          RWB/DFA
                                                    TWO-YEAR CORPORATE
                                                  FIXED INCOME PORTFOLIO
                                          ---------------------------------------
                                            YEAR          YEAR            JUNE 7
                                           ENDED         ENDED              TO
                                          NOV. 30,      NOV. 30,         NOV. 30,
                                            1998          1997             1996
                                          --------      --------         --------
Net Asset Value, Beginning of Period....  $  10.23      $  10.24         $  10.00
                                          --------      --------         --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................      0.55          0.57             0.26
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        --         (0.01)            0.11
                                          --------      --------         --------
    Total from Investment Operations....      0.55          0.56             0.37
                                          --------      --------         --------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.59)        (0.56)           (0.13)
  Net Realized Gains....................        --         (0.01)              --
                                          --------      --------         --------
    Total Distributions.................     (0.59)        (0.57)           (0.13)
                                          --------      --------         --------
Net Asset Value, End of Period..........  $  10.19      $  10.23         $  10.24
                                          --------      --------         --------
                                          --------      --------         --------
Total Return............................      5.64%         5.79%            3.69%#
Net Assets, End of Period (thousands)...  $158,586      $153,772         $122,807
Ratio of Expenses to Average Net
  Assets................................      0.31%         0.34%(a)(1)      0.31%*(a)(1)
Ratio of Net Investment Income to
  Average Net Assets....................      5.43%         5.83%(a)         5.72%*(a)
Portfolio Turnover Rate.................     15.98%          N/A              N/A
Portfolio Turnover Rate of Master Fund
  Series................................       N/A        147.78%           81.97*(2)

----------------
   *  Annualized
   #  Non-Annualized
 (1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (2)  Items calculated for the period ended November 30, 1996.
 (a) Had certain waivers and assumption of expenses not been in effect, the ratios of expenses to average net assets for the periods ended 1997 and 1996 would have been 0.35% and 0.34%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1997 and 1996 would have been 5.82% and 5.69%, respectively.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   RWB/DFA
                                                                                   TWO-YEAR
                                                                             GOVERNMENT PORTFOLIO
                                                                  ------------------------------------------
                                                                    YEAR           YEAR             JUNE 7
                                                                    ENDED          ENDED              TO
                                                                  NOV. 30,       NOV. 30,          NOV. 30,
                                                                    1998           1997              1996
                                                                  ---------      ---------         ---------
Net Asset Value, Beginning of Period........................      $   10.20      $   10.23         $   10.00
                                                                  ---------      ---------         ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................           0.53           0.54              0.26
  Net Gains on Securities (Realized and Unrealized).........           0.02           0.01              0.10
                                                                  ---------      ---------         ---------
    Total from Investment Operations........................           0.55           0.55              0.36
                                                                  ---------      ---------         ---------
LESS DISTRIBUTIONS
  Net Investment Income.....................................          (0.55)         (0.53)            (0.13)
  Net Realized Gains........................................          (0.01)         (0.05)               --
                                                                  ---------      ---------         ---------
    Total Distributions.....................................          (0.56)         (0.58)            (0.13)
                                                                  ---------      ---------         ---------
Net Asset Value, End of Period..............................      $   10.19      $   10.20         $   10.23
                                                                  ---------      ---------         ---------
                                                                  ---------      ---------         ---------
Total Return................................................           5.54%          5.58%             3.60%#
Net Assets, End of Period (thousands).......................      $ 127,486      $ 131,066         $ 104,644
Ratio of Expenses to Average Net Assets.....................           0.32%          0.37%(1)(a)       0.38%*(1)(a)
Ratio of Net Investment Income to Average Net Assets........           5.17%          5.53%(1)(a)       5.81%*(1)(a)
Portfolio Turnover Rate.....................................          69.51%           N/A               N/A
Portfolio Turnover Rate of Master Fund Series...............            N/A         153.67%           200.59%*

----------------
   *  Annualized
   #  Non-Annualized
 (1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (a) Had certain waivers and assumption of expenses not been in effect, the ratios of expenses to average net assets for the periods ended 1997 and 1996 would have been 0.38% and 0.41%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1997 and 1996 would have been 5.52% and 5.78%, respectively.

                               SERVICE PROVIDERS

           INVESTMENT ADVISOR                     CLIENT SERVICE AGENT
     DIMENSIONAL FUND ADVISORS INC.          REINHARDT WERBA BOWEN ADVISORY
      1299 Ocean Avenue, 11th floor                     SERVICES
         Santa Monica, CA  90401             1190 Saratoga Avenue, Suite 200
         Tel. No. (310) 395-8005                   San Jose, CA 95129
                                                 Tel. No. (800) 366-7266


          CUSTODIAN - DOMESTIC                  CUSTODIAN - INTERNATIONAL
           PFPC TRUST COMPANY                        CITIBANK, N.A.
          400 Bellevue Parkway                       111 Wall Street
          Wilmington, DE  19809                    New York, NY  10005

      ACCOUNTING SERVICES, DIVIDEND
      DISBURSING AND TRANSFER AGENT                   LEGAL COUNSEL
                PFPC INC.                 STRADLEY, RONON, STEVENS & YOUNG, LLP
          400 Bellevue Parkway                  2600 One Commerce Square
          Wilmington, DE  19809               Philadelphia, PA  19103-7098


         INDEPENDENT ACCOUNTANTS
       PRICEWATERHOUSECOOPERS LLP
         2400 Eleven Penn Center
         19th and Market Streets
         Philadelphia, PA  19103

OTHER AVAILABLE INFORMATION

You can find more information about the Funds and their Portfolios in the Funds' Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

STATEMENT OF ADDITIONAL INFORMATION. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

HOW TO GET THESE AND OTHER MATERIALS ABOUT THE FUNDS:

-     Clients of Reinhardt Werba Bowen Advisory Services (RWBAS) should call
      (800) 366-7266 ext. 124.

- If you are an RWB Advisory Services Inc. client, call that firm toll-free at (800) 366-7266 to request free copies. Additional materials describing the Funds and Portfolios, as well as the Advisor and its investment approach, are also available.

-     Access them on the SEC's Internet site -- http://www.sec.gov.

-     Review and copy them at the SEC's Public Reference Room in Washington D.C.

- Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549 (you will be charged a copying fee).

                                        Client Service Agent:
DIMENSIONAL FUND ADVISORS INC.          RWB ADVISORY SERVICES INC.
1299 Ocean Avenue, 11th Floor           1190 Saratoga Avenue, Suite 200
Santa Monica, CA  90401                 San Jose, CA  95129
(310) 395-8005                          (800) 366-7266


DFA INVESTMENT DIMENSIONS GROUP INC. (RWB/DFA International High Book to Market Portfolio)-- Registration No. 811-3258
DIMENSIONAL INVESTMENT GROUP INC. (all other Portfolios)-- Registration No. 811-6067

                          DIMENSIONAL INVESTMENT GROUP INC.

                         DFA INVESTMENT DIMENSIONS GROUP INC.

                      RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                 RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                  RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
                        RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401

                              TELEPHONE:  (310) 395-8005
                         STATEMENT OF ADDITIONAL INFORMATION

                                    March 30, 1999


     This statement of additional information ("SAI") is not a prospectus but should be read in conjunction with the prospectus of RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA International High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio (individually, a "Portfolio" and collectively, the "Portfolios"), dated March 30, 1999, as amended from time to time. RWB/DFA International High Book to Market Portfolio is a series of DFA Investment Dimensions Group Inc. ("IDG"). The other three Portfolios are series of Dimensional Investment Group Inc. ("DIG"). IDG and DIG are open-end management investment companies and are called the "Funds" in this SAI.

     The audited financial statements and financial highlights of the Funds are incorporated by reference from the Funds' annual reports to shareholders. The prospectus and annual reports can be obtained by writing to the above address or by calling the above telephone number.



                              TABLE OF CONTENTS

                                                                        PAGE

PORTFOLIO CHARACTERISTICS AND POLICIES . . . . . . . . . . . . . . . . . .2


BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . .2


INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .3


FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .5


CASH MANAGEMENT PRACTICES. . . . . . . . . . . . . . . . . . . . . . . . .6


CONVERTIBLE DEBENTURES . . . . . . . . . . . . . . . . . . . . . . . . . .6


DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . .6


SERVICES TO THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . .9


ADVISORY FEES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10


GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .11


SHAREHOLDER RIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .11


PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . . .12


PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .13


REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .13


TAXATION OF THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . .13


CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . .15


FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .17

                    PORTFOLIO CHARACTERISTICS AND POLICIES

     The RWB/DFA U.S. High Book to Market Portfolio invests all of its assets in the DFA U.S. Large Cap Value Series (the "U.S. Large Cap Value Series") of The DFA Investment Trust Company (the "Trust"). The RWB/DFA International High Book to Market Portfolio invests all of its assets in the DFA International Value Series (the "International Value Series") of the Trust. The RWB/DFA U.S. High Book to Market and the RWB/DFA International High Book to Market Portfolios are called "Feeder Portfolios" in this SAI. The U.S. Large Cap Value and the International Value Series are called "Master Funds" in this SAI.

     Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and to each Master Fund and provides administrative services to the Feeder Portfolios.

     The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to all of the Portfolios and Master Funds, including the Feeder Portfolios, through their investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

     Each of the Portfolios and the Master Funds are diversified under the federal securities laws and regulations.

     Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master Funds will include as much as 5% of the voting securities of any issuer.

                            BROKERAGE TRANSACTIONS

     The RWB/DFA Two-Year Corporate Fixed Income Portfolio and the RWB/DFA Two-Year Government Portfolio (collectively, the "Fixed Income Portfolios") acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions for the Fixed Income Portfolios, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.



     Portfolio transactions will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Fixed Income Portfolios, if any, and the Master Funds to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Fixed Income Portfolios, if any, and the Master Funds to brokers to ascertain that such rates are competitive with those charged by other brokers for similar services. For the fiscal years ended November 30, 1998, 1997 and 1996: the U.S. Large Cap Value Series paid brokerage commissions of $1,116,421, $929,005 and $934,452, respectively; and the International Value Series paid brokerage commissions of $763,022, $1,133,787 and $1,251,242, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Funds from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Funds.



     Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Advisory Agreement for the Fixed Income Portfolios and the Investment Management Agreement for the Master Funds permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to assets under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the applicable Portfolio or Master Fund. Subject to obtaining best price and execution, transactions may be placed with brokers which have assisted in the sale of the Portfolios' shares. During the fiscal year ended November 30, 1998, the U.S. Large Cap Value Series paid $65,046 in commissions (on securities transactions totaling $71,611,201 in value) and the International Value Series paid $15,569 (on securities transactions totaling $2,427,926 in value) to brokers which provided them with market price monitoring services, market studies and research services.



     The over-the-counter market companies eligible for purchase by the Master Funds are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

     The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade a Master Fund, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that a Master Fund can effect transactions at the best available prices.

     The Feeder Portfolios will not incur any brokerage or other costs in connection with their purchase or redemption of shares of the Master Funds, except if a Portfolio receives securities or currencies from a Master Fund to satisfy the Portfolio's redemption request.

                          INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of each Master Fund are the same as those of the corresponding Feeder Portfolio.

     The Portfolios will not:

          (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

          (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

          (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

          (4) purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

          (5) borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

          (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

          (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

          (8) engage in the business of underwriting securities issued by others;

          (9) invest for the purpose of exercising control over management of any company;

          (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

          (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

          (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry, except the RWB/DFA Two-Year Corporate Fixed Income Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under "Investments in the Banking Industry" and as otherwise described under "Portfolio Strategy;"

          (13) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

          (14) purchase warrants, except that the RWB/DFA U.S. High Book to Market Portfolio and the RWB/DFA International High Book to Market Portfolio may acquire warrants as a result of corporate actions involving their holdings of equity securities;

          (15) purchase securities on margin or sell short;

          (16) acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the RWB/DFA U.S. High Book to Market Portfolio; or

          (17) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the "1940 Act")), except to the extent permitted under the 1940 Act.

     The investment limitations described in (3), (4), (7), (9), (10), (11),
(12) and (16) above do not prohibit the Feeder Portfolios from investing all or substantially all of their assets in the shares of another registered open-end investment company, such as the Master Funds.

     The investment limitations described in (1) and (15) above do not prohibit a Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations.

     Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios will only hold shares of the Master Funds, such Portfolios do not intend to lend those shares.

     The RWB/DFA Two-Year Corporate Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the "1933 Act"), subject to the requirements regarding credit ratings stated in the prospectus under "Description of Investments." Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     The International Value Series may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the Portfolios and the Master Funds have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Portfolios and Master Funds own, and does not include assets which the Portfolios and Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by such Portfolio or Master Fund for its securities lending transactions.

     Unless otherwise indicated, all limitations applicable to the investments of the Portfolios and Master Funds apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio's or Master Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Master Fund's total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                              FUTURES CONTRACTS

     Please note that while the following discussion relates to the policies of a Portfolio with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Master Fund in which such Portfolio invests all of its assets.

     The Portfolios and the Master Funds may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Portfolio or Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Portfolio or Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios and the Master Funds expect to earn income on their margin deposits. To the extent that a Portfolio or Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, no Portfolio or Master Fund will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Portfolio's or Master Fund's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "SEC"), the Portfolios or Master Funds may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                             CASH MANAGEMENT PRACTICES

     All Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the U.S. Large Cap Value Series may invest a portion of its assets, normally not more than 20%, in high quality, highly liquid fixed income securities such as money market instruments. The International Value Series may invest a portion of its assets, normally not more than 20%, in interest bearing obligations such as money market interests. The 20% guidelines set forth above are not absolute limitations but the Master Funds do not expect to exceed these guidelines under normal circumstances.

                            CONVERTIBLE DEBENTURES

     The International Value Series may invest up to 5% of its assets in convertible debentures issued by non U.S. companies located in the countries where it is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the International Value Series may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Series with opportunities which are consistent with the Series' investment objective and policies.

                           DIRECTORS AND OFFICERS

     The Board of Directors of each Fund is responsible for establishing Fund policies and for overseeing the management of that Fund. Each of the Directors and officers of IDG is also a Director and officer of DIG and a

Trustee and officer of the Trust. The Directors of the Funds, including all of the disinterested directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.

     The names, locations and dates of birth of the Directors and officers of the Funds and a brief statement of their present positions and principal occupations during the last five years are set forth below.

DIRECTORS

     David G. Booth*, (12/2/46), Director, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc., Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company). Chairman and Director, Dimensional Fund Advisors Ltd.

     George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc.

     John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).

     Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting).

     Merton H. Miller, (5/16/23), Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. and Public Director, Chicago Mercantile Exchange.

     Myron S. Scholes, (7/1/41), Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor Emeritus of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breeden Group of Investment Companies.

     Rex A. Sinquefield*#, (9/7/44), Director, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.

*Interested Director of the Fund.

OFFICERS

     Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Value Fund Inc.

     Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA.

     Truman Clark, (4/18/41), Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.

     Robert Deere, (10/8/57), Vice President, Santa Monica, CA.

     Irene R. Diamant, (7/16/50), Vice President and Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.

     Richard Eustice, (8/5/65), Vice President and Assistant Secretary, (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.

     Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.

     Kamyab Hashemi-Nejad, (1/22/61), Vice President, Controller and Assistant Treasurer, Santa Monica, CA.

     Stephen P. Manus, (12/26/50), Vice President, Santa Monica, CA. Managing Director, ANB Investment Management and Trust Company from 1985-1993; President, ANB Investment Management and Trust Company from 1993-1997.

     Karen McGinley, (3/10/66), Vice President, Santa Monica, CA.

     Catherine L. Newell, (5/7/64), Vice President and Assistant Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA. Associate, Morrison & Foerster, LLP from 1989 to 1996.

     David Plecha, (10/26/61), Vice President, Santa Monica, CA.

     George Sands, (2/8/56), Vice President, Santa Monica, CA.

     Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA.

     Jeanne C. Sinquefield, Ph.D.,# (12/2/46), Executive Vice President, Santa Monica, CA.

     Scott Thornton, (3/1/63), Vice President, Santa Monica, CA.

     Weston Wellington, (3/1/51), Vice President, Santa Monica, CA. Director of Research, LPL Financial Services, Inc., Boston, MA from 1987 to 1994.

     #Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Directors and officers as a group own less than 1% of each Portfolio's outstanding stock.

     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from each Fund during the fiscal year ended November 30, 1998, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

                              Aggregate      Aggregate     Total Compensation from
                            Compensation   Compensation              Fund
Director                      from IDG       from DIG          and Fund Complex*
--------                      --------       --------          -----------------
George M. Constantinides      $15,000        $5,000                 $30,000
John P. Gould                 $15,000        $5,000                 $30,000
Roger G. Ibbotson             $15,000        $5,000                 $30,000


                                      -8-


Merton H. Miller              $15,000        $5,000                 $30,000
Myron S. Scholes              $15,000        $5,000                 $30,000


* The term Fund Complex refers to all registered investment companies for which the Advisor performs advisory or administration services and for which the individuals listed above serve as directors.

                               SERVICES TO THE FUNDS

ADMINISTRATIVE SERVICES - THE FEEDER PORTFOLIOS

     The Funds have entered into administration agreements with the Advisor, on behalf of each Feeder Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to a Fund for the benefit of a Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Fund, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, each Feeder Portfolio pays the Advisor a monthly fee, which on an annual basis, equals .01% of the average daily net assets of each Portfolio.

ADMINISTRATIVE SERVICES - ALL PORTFOLIOS

     PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Boards of Directors of the Funds and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the custodians, and dividend disbursing agency services.

     For its services, the RWB/DFA U.S. High Book to Market Portfolio and RWB/DFA International High Book to Market Portfolio each pay PFPC a monthly fee of $1,000. The RWB/DFA Two-Year Corporate Fixed Income Portfolio and the RWB/DFA Two-Year Government Portfolio each pay PFPC .0513% of the first $100 million of net assets; .0308% of the next $100 million of net assets; and
 .0205% of net assets over $200 million.

CUSTODIANS



     PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios and the Master Funds. Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the International Value Series. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios' and the Master Funds' portfolio securities.



DISTRIBUTOR

     Each Fund acts as distributor of each series of its own shares of stock. Each Fund has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of the Advisor, pursuant to which DFA Securities Inc. is responsible for supervising the sale of each series of shares. No compensation is paid by the Funds to DFA Securities Inc. under these agreements.

LEGAL COUNSEL

     Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Funds. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

CLIENT SERVICES



     For its services as Client Services Agent, each Portfolio pays Reinhardt Werba Bowen Advisory Services a monthly fee which, on an annual basis, equals 0.15% of the average daily net assets of the RWB/DFA U.S. High Book to Market Portfolio, 0.19% of the RWB/DFA International High Book to Market Portfolio and 0.08% of the Fixed Income Portfolios. Prior to the date of this statement of additional information, the client service fees equalled the following percentages of the average daily net assets of the Portfolios: .09% of the RWB/DFA U.S. High Book to Market Portfolio, 0.13% of the RWB/DFA International High Book to Market Portfolio, and 0.04% of the Fixed Income Portfolios.



                                ADVISORY FEES

     David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholder of the Advisor's outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the non-Feeder Portfolios and the Master Funds, the Advisor is paid a monthly fee calculated as a percentage of average net assets of each non-Feeder Portfolio and Master Fund. For the fiscal years ended November 30, 1996, 1997 and 1998, the non-Feeder Portfolios and the Master funds paid management fees to the Advisor (and any sub-advisor) as set forth in the following table:


                                               1996           1997       1998
                                               (000)          (000)      (000)
                                               -----          -----      -----

U.S. Large Cap Value Series (1)                 n/a          $1,255     $1,667

International Value Series                    $2,124         $2,997     $3,466

RWB/DFA Two-Year Corporate Fixed                n/a            $210     $  235
  Income Portfolio (2)

                                       10




RWB/DFA Two-Year Government Portfolio (2)       n/a            $175     $  192




      (1) The U.S. Large Cap Value Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the U.S. Large Cap Value Series to the Advisor.

     (2) Prior to November 30, 1997, the RWB/DFA Two-Year Corporate Fixed Income Portfolio invested all of its assets in DFA Two-Year Corporate Fixed Income Series of the Trust and the RWB/DFA Two-Year Government Portfolio invested all of its assets in DFA Two-Year Government Series of the Trust; the dollar amount shown for 1997 represents advisory fees paid by the respective Series of the Trust.

                             GENERAL INFORMATION

     IDG was incorporated under Maryland law on June 15, 1981. Until June 1983, IDG was named DFA Small Company Fund Inc. Until February, 1996, RWB/DFA International High Book to Market Portfolio was named DFA
International High Book to Market Portfolio.

     DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name.
Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. DIG began offering shares of the Fixed Income Portfolios and the RWB/DFA U.S. High Book to Market Portfolio in May 1996.

     The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its series, including the U.S. Large Cap Value Series and the International Value Series, only to institutional investors in private offerings.

                           SHAREHOLDER RIGHTS

     The shares of each Portfolio, when issued and paid for in accordance with the Portfolios' prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. Each Fund's by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     A Fund may withdraw the investment of a Feeder Portfolio in a Master Fund at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

     Whenever a Feeder Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the respective Fund will solicit voting instructions from the Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio's shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio's shareholders. The Directors of each Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

     Shareholder inquiries may be made by writing or calling the Client Service Agent at the address or telephone number appearing on the back cover of the prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                        PRINCIPAL HOLDERS OF SECURITIES

     As of February 26, 1999, the following person(s) beneficially owned 5% or more of the outstanding stock of each Portfolio:


                  RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Charles Schwab & Co.*                                                     85.77%
101 Montgomery Street
San Francisco, CA  94104

Donaldson, Lufkin & Jenrette Securities Corp.*                            13.58%
P.O. Box 2052
Jersey City, NJ  07303

              RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

Charles Schwab & Company, Inc.* (see above address)                       90.22%
Donaldson Lufkin & Jenrette Securities Corp.* (see above address)          9.34%


              RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

Charles Schwab & Co.* (see above address)                                 88.87%

Donaldson, Lufkin & Jenrette Securities Corp.* (see above address)        10.56%

              RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

Charles Schwab & Co.*                                                     94.46%

Donaldson, Lufkin & Jenrette Securities Corp.*                             5.39%


          *Owners of record only.

                             PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

     The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

     The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of that Fund or Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

                           REDEMPTION OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

     Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

     Shareholders may transfer shares of a Portfolio to another person by making a written request therefore to the Advisor who will transmit the request to PFPC. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer.
 The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.

                        TAXATION OF THE PORTFOLIOS

DISTRIBUTION OF NET INCOME

     Each Portfolio receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS

     A Portfolio may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income. Distributions paid from long-term capital gains realized by a Portfolio will be taxable to shareholders as long-term capital gain, regardless of how long the shares of the Portfolio have been held. Any net short-term or long-term capital gains realized by a Portfolio (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

     Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the "Code"). As a regulated investment company, the Portfolios generally pay no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of a Portfolio's available earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENT

     The Code requires a Portfolio to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Portfolio intends to declare and pay sufficient dividends in December (or January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

     Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by a Portfolio. Similarly, foreign exchange losses realized by a Portfolio on the sale of debt instruments are generally treated as ordinary losses by such Portfolio. These gains when distributed will be taxable to shareholders as ordinary dividends, and any losses will reduce a Portfolio's ordinary income otherwise available for distribution to shareholders. This treatment could increase or reduce a Portfolio's ordinary income distributions to shareholders, and may cause some or all of a Portfolio's previously distributed income to be classified as a return of capital.

     A Portfolio which invests in foreign securities may be subject to foreign withholding taxes on income from certain of their foreign securities.
 If more than 50% in value of the total assets of a Portfolio are invested in securities of foreign corporations, such Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by such Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of foreign taxes paid by the Portfolio. However, shareholders will be entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.

DIVIDENDS RECEIVED DEDUCTION

     Portfolios which will receive virtually all their net investment income from the receipt of interest income or from investments in foreign securities are not expected to make distributions eligible for the dividends received deduction for corporations. In the case of the other Portfolios, dividends from net investment income will generally qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources.

REDEMPTION OF PORTFOLIO SHARES

     Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares.

     All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio's shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased by the shareholder.

U.S. GOVERNMENT OBLIGATIONS

     Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Portfolio. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

COMPLEX SECURITIES

     A Portfolio or Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio or Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio's or a Master Fund's ability to recognize losses, and, in limited cases, subject the Portfolio or Master Fund to U.S. federal income tax on income from certain of its foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio or Master Fund.

OTHER SPECIAL RULES APPLICABLE TO FEEDER PORTFOLIOS WHICH INVEST IN MASTER FUNDS

     A Feeder Portfolio which invests in a Master Fund may be subject to certain special rules depending on whether the Master Fund in which such Portfolio invests is taxable as a registered investment company ("RIC") or as a partnership under the Code. For example, Portfolios which invest in RIC Master Funds will not be permitted to passthrough foreign withholding taxes paid by such Master Funds to such Portfolio's shareholders. These special rules may affect the amount, timing or character of the income distributed to shareholders of such Portfolios.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS

    The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

CALCULATION OF PERFORMANCE DATA

     The Portfolios and Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.
The Funds' annual reports to shareholders of the Portfolios for the fiscal year ended November 30,

1998, contain additional performance information. A copy of the annual reports are available upon request and without charge.

     With respect to the RWB/DFA International High Book to Market Portfolio, rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio (and its corresponding Master Fund) as well as the performance of the local currency or currencies of the Portfolio.

     Quotations of the annualized percentage total returns for each Portfolio for the one-, five-, and ten-year periods ended November 30, 1998 (as applicable) are set forth in the prospectus. Such quotations use the standardized method of calculation required by the SEC.

For purposes of calculating the performance of the Feeder Portfolios, the performance of the Master Fund will be utilized for the period prior to when the Feeder Portfolio commenced operations, and, if applicable, restated to reflect the Feeder Portfolio's fees and expenses. As the following formula indicates, each Portfolio and Master Fund determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC's formula:

P(1 + T)-TO THE POWER OF-n  = ERV

where:

     P   = a hypothetical initial payment of $1,000

     T   = average annual total return

     n   = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five-and ten-year periods (or fractional portion thereof).

     In addition to the standardized method of calculating performance required by the SEC, the Portfolios and the Master Funds may disseminate other performance data and may advertise total return calculated on a monthly basis.

     The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                             FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP (formerly Coopers & Lybrand L.L.P.), 2400 Eleven Penn Center, Philadelphia, PA 19103, are the Funds' independent accountants. They audit the Funds' financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended November 30, 1998, as set forth in the Funds' annual reports to shareholders relating to the Portfolios, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

     The audited financial statements of the U.S. Large Cap Value Series and the International Value Series of the Trust for the Trust's fiscal year ended November 30, 1998, as set forth in the Trust's annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

     A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

                      DIMENSIONAL INVESTMENT GROUP, INC. (24/25)

                                        PART C
                                  OTHER INFORMATION

ITEM 23.  EXHIBITS.
          (a)  Articles of Incorporation.
               (1)  Form of Articles of Restatement.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No.
                                        11/12 to the Registrant's
                                        Registration Statement on Form
                                        N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   December 15, 1995.

               (2)  Form of Articles Supplementary.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No.
                                        16/17 to the Registrant's Registration
                                        Statement on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   June 20, 1997.

               (3) Articles Supplementary as filed with the Maryland Secretary of State on December 7, 1998 re: the addition of the:
                    *    Tax-Managed U.S. Marketwide Value
                              Portfolio II
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No.
                                   21/22 to the Registrant's Registration
                                   Statement on Form N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   January 22, 1999.

          (b)  By-Laws.
               INCORPORATED HEREIN BY REFERENCE TO:
               Filing:        Post-Effective Amendment No. 18/19 to the
                              Registrant's Registration Statement on Form N-1A.
               File Nos.:     33-33980 and 811-6067.
               Filing Date:   February 13, 1998.

          (c)  Instruments Defining Rights of Security Holders.
               (1)  See Article Fifth of the Registrant's Articles of

                    Restatement.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 11/12 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   December 15, 1995.

          (d)  Investment Advisory Contracts.
               (1)  Form of Investment Advisory Agreement between
                    the Registrant and DFA re: the:
                    *    RWB/DFA Two-Year Corporate Fixed
                         Income Portfolio.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 17/18 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   October 1, 1997.

               (2)  Form of Investment Advisory Agreement between
                    the Registrant and DFA re: the:
                    *    RWB/DFA Two-Year Government
                              Portfolio.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 17/18 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   October 1, 1997.

          (e)  Underwriting Contracts.
               (1) Distribution Agreement dated April 16, 1993 between the Registrant and DFA Securities Inc.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 19/20 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   March 3, 1998.

          (f)  Bonus or Profit Sharing Contracts.
                         Not applicable.

          (g)  Custodian Agreements.

               (1)  Form of Custodian Agreement between the Registrant and
                    PNC Bank, N.A. (formerly Provident National Bank) INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 19/20 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   March 3, 1998.

                    (i)  Addendum Number One.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No.
                                        21/22 to the Registrant's Registration
                                        Statement on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   January 22, 1999.

          (h)  Other Material Contracts.
               (1) Form of Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the "Transfer Agency Agreement")
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 19/20 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   March 3, 1998.

                    (i)  Addendum Number One to the Transfer
                         Agency Agreement
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No.
                                        21/22 to the Registrant's Registration
                                        Statement on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   January 22, 1999.

               (2)  Form of Administration and Accounting Services
                    Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the "Administration and Accounting Services Agreement") INCORPORATED HEREIN BY REFERENCE TO:
                    Filing: Post-Effective Amendment No. 19/20 to the Registrant's Registration Statement on Form

                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   March 3, 1998.

                    (i)  Addendum Number One to the Administration
                         and Accounting Services Agreement
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No.
                                        21/22 to the Registrant's Registration
                                        Statement on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   January 22, 1999.

               (3)  Administration Agreements between the Registrant and DFA.
                    (i)  Form of Dated May 3, 1993 re: the:
                         *    DFA 6-10 Institutional Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No. 19/20 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   March 3, 1998.

                   (ii)  Form of Dated  December 1, 1993 re: the:
                         *    DFA International Value Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No. 19/20 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   March 3, 1998.

                  (iii)  Form of Dated July 1, 1994 re: the:
                         *    DFA International Value Portfolio II
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No. 19/20 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   March 3, 1998.

                   (iv)  Form of Dated January 1, 1994 re: the:
                         *    U.S. 6-10 Value Portfolio II
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No. 19/20 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   March 3, 1998.

                    (v)  Form of Dated July 1, 1994 re: the:
                         *    U.S. Large Cap Value Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 19/20 to the Registrant's Registration Statement on Form N-1A.

                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   March 3, 1998.

                   (vi)  Form of Dated September 30, 1994 re: the:
                         *    DFA One-Year Fixed Income Portfolio II
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No. 19/20 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   March 3, 1998.

                   (vii) Form of Dated December 20, 1994 re: the:
                         *    U.S. Large Cap Value Portfolio III
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No. 19/20 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   March 3, 1998.

                 (viii)  Form of Dated December 20, 1994 re: the:
                         *    DFA International Value Portfolio III
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No. 19/20 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   March 3, 1998.

                   (ix)  Form of Dated March 1, 1996 re: the:
                         *    RWB/DFA U.S. High Book to Market
                         Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No. 12/13 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   December 15, 1995.

                    (x)  Form of Dated March 1, 1996 re: the:
                         *    RWB/DFA Two-Year Corporate Fixed
                         Income Portfolio.
                         INCORPORATED HEREIN BY REFERENCE TO:

                         Filing:        Post-Effective Amendment No. 12/13 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   December 15, 1995.

                   (xi)  Form of Dated March 1, 1996 re: the:
                         *    RWB/DFA Two-Year Government
                         Portfolio.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No. 12/13 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   December 15, 1995.

                  (xii)  Form of Dated July, 1997 re: the:
                         *    DFA International Value Portfolio IV
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No. 16/17 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   June 20, 1997.

                 (xiii)  Form of Dated July, 1997 re: the:
                         *    Emerging Markets Portfolio II.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No. 16/17 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   June 20, 1997.

                  (xiv)  Dated December 8, 1998 re: the:
                         *    Tax-Managed U.S. Marketwide Value
                              Portfolio II
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No. 21/22 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   January 22, 1999.

               (4)  Client Service Agreements.
                    (i)  Form of re: the:
                         *    RWB/DFA Two-Year Corporate Fixed
                              Income Portfolio.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No. 12/13 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   December 15, 1995.

                   (ii)  Form of re: the:
                         *    RWB/DFA Two-Year Government Portfolio.
                         Incorporated by reference to:
                         Filing:        Post-Effective Amendment No. 12/13 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   December 15, 1995.

                  (iii)  Form of re: the:
                         *    RWB/DFA U.S. High Book-to-Market
                              Portfolio.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment
                                        No. 12/13 to the Registrant's
                                        Registration Statement
                                        on Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   December 15, 1995.

               (5)  Form of Facility Agreement with DFA.
                    Previously filed with this registration statement and incorporated herein by reference.

               (6) Form of Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the
                    Registrant re: the:
                    *    U.S. Small Cap Portfolio II;
                    *    U.S. Large Cap Portfolio II; and
                    *    DFA International Value Portfolio II
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No.
                                   19/20 to the Registrant's Registration

                                   Statement on Form N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   March 3, 1998.

               (7) Form of Client Service Agreements between Reinhardt, Werba, Bowen, Inc. ("RWB") and the Registrant.
                    (i)  Dated March 13, 1996 re: the:
                    *    RWB/DFA Two-Year Government
                         Portfolio.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment
                                        No. 19/20 to the Registrant's
                                        Registration Statement on
                                        Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   March 3, 1998.

                    (ii) Dated March 13, 1996 re: the:
                         *    RWB/DFA Two-Year Corporate
                                   Fixed Income Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment
                                        No. 19/20 to the Registrant's
                                        Registration Statement on
                                        Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   March 3, 1998.

                    (iii)     Dated March 13, 1996 re: the:
                         *    RWB/DFA U.S. High Book to
                                   Market Portfolio.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment
                                        No. 19/20 to the Registrant's
                                        Registration Statement on
                                        Form N-1A.
                         File Nos.:     33-33980 and 811-6067.
                         Filing Date:   March 3, 1998.

          (i)  Legal Opinion.
               INCORPORATED HEREIN BY REFERENCE TO:
               Filing:        Post-Effective Amendment No.
                              21/22 to the Registrant's Registration
                              Statement on Form N-1A.
               File Nos.:     33-33980 and 811-6067.

               Filing Date:   January 22, 1999.

          (j)  Other Opinions.
               (1)  Consent of PricewaterhouseCoopers LLP
                    IS FILED HEREWITH AS EXHIBIT EX-99.b11
          (k)  Omitted Financial Statements.
               Not applicable.

          (l)  Initial Capital Agreements.
               Form of Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940, previously filed with this registration statement and incorporated herein by reference.

          (m)  Rule 12b-1 Plan.
               Not applicable.

          (n)  Financial Data Schedules.
               As of November 30, 1998 are electronically filed herewith as
               Exhibit 27.1-27.3 on behalf of the following Series:

               (1) RBW/FDA U.S. High Book to Market Portfolio.

               (2) RWB/DFA Two-Year Corporate Fixed Income Portfolio.

               (3) RWB/FDA Two-Year Government Portfolio.

          (o)  Rule 18f-3 Plan.
               Not Applicable.

          (p)  Powers-of-Attorney.
               (1) On behalf of the Registrant, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael
                    T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys-in-fact. INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 17/18 to the
                                   Registrant's Registration Statement
                                   on Form N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   October 1, 1997.

               (2) On behalf of DFA Investment Trust Company, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant, Catherine L.

                    Newell and Stephen W. Kline, Esquire as attorneys-in-fact. INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 17/18 to the
                                   Registrant's Registration Statement
                                   on Form N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   October 1, 1997.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          None.

ITEM 25.  INDEMNIFICATION.
          (a) Reference is made to Section 1 of Article Ten of the Registrant's By-Laws (as approved through 12/20/95), incorporated herein by reference, which provides for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:
          (1) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation
                    Law:
                    (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and
                    (ii) provided, that the Corporation shall not indemnify any
                         Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          (2) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

          (3) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

     (b) Registrant's Articles of Incorporation, which are incorporated herein by reference, provide the following under Article Seventh:
          (1) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

          (2) Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.
          (a) Dimensional Fund Advisors Inc., with a principal place of business located at 1299 Ocean Drive, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Funds Inc. and DFA Investment Dimensions Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

               The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see "Management of the Fund" in PART A and "Directors and Officers" in PART B of this Registration Statement.

               Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS.
          (a) Names of investment companies for which the Registrant's principal underwriter also acts as principal underwriter.
               Not applicable.
          (b) Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated April 16, 1993, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's
               shares.   This agreement is subject to the requirements of
               Section 15(b) of the Investment Company Act of 1940.
          (c) Commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant. Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
          The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

          NAME                                    ADDRESS
          ----                                    -------
          DFA Investment Dimensions Group Inc.    1299 Ocean Avenue
                                                  11th Floor
                                                  Santa Monica, CA  90401


          PFPC Inc.                               400 Bellevue Parkway,
                                                  Wilmington, DE 19809.

ITEM 29.  MANAGEMENT SERVICES.
          None.

ITEM 30.  UNDERTAKINGS.
          Not applicable.

                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused Post-Effective Amendment No. 24/25 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 25th day of March, 1999.


                    DIMENSIONAL INVESTMENT GROUP INC.
                              (Registrant)

                    By:  David G. Booth*
                         David G. Booth, President
                         (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 24/25 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                      Title                          Date

David G. Booth*                Director and                   March 25, 1999
David G. Booth                 Chairman-Chief
                               Executive Officer

Rex A. Sinquefield*            Director and                   March 25, 1999
Rex A. Sinquefield             Chairman-Chief
                               Investment Officer

Michael T. Scardina*           Chief Financial                March 25, 1999
Michael T. Scardina            Officer, Treasurer
                               and Vice President

George M. Constantinides*      Director                       March 25, 1999
George M. Constantinides

John P. Gould*                 Director                       March 25, 1999
John P. Gould

Roger G. Ibbotson*             Director                       March 25, 1999
Roger G. Ibbotson

Merton H. Miller*              Director                       March 25, 1999
Merton H. Miller



Myron S. Scholes*              Director                       March 25, 1999
Myron S. Scholes



     * By:  Catherine L. Newell
            Catherine L. Newell
            Attorney-in-Fact (Pursuant to a Power-of-Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 25th day of March, 1999.

                    THE DFA INVESTMENT TRUST COMPANY
                              (Registrant)

                    By:  David G. Booth*
                         David G. Booth, President
                         (Signature and Title)

The undersigned Directors and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 24/25 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.


Signature                      Title                          Date
David G. Booth*                Director and                   March 25, 1999
David G. Booth                 Chairman-Chief
                               Executive Officer

Rex A. Sinquefield*            Director and                   March 25, 1999
Rex A. Sinquefield             Chairman-Chief
                               Investment Officer

Michael T. Scardina*           Chief Financial                March 25, 1999
Michael T. Scardina            Officer, Treasurer
                               and Vice President

George M. Constantinides*      Director                       March 25, 1999
George M. Constantinides

John P. Gould*                 Director                       March 25, 1999
John P. Gould

Roger G. Ibbotson*             Director                       March 25, 1999
Roger G. Ibbotson

Merton H. Miller*              Director                       March 25, 1999
Merton H. Miller

Myron S. Scholes*              Director                       March 25, 1999
Myron S. Scholes


     * By:     Catherine L. Newell

          Catherine L. Newell
          Attorney-in-Fact (Pursuant to a Power-of-Attorney)


                         EXHIBIT INDEX

N-1A                EDGAR
Exhibit No.         Exhibit No.                    Description

23(j)               EX-99.b11                      Consent of PricewaterhouseCoopers LLP

23(n)                                              Financial Data Schedules dated November 30, 1998
                                                   relating to the:

23(n)(1)            EX-99.b27.1                    RWB/DFA U.S. High Book to Market Portfolio

23(n)(2)            EX-99.b27.2                    RWB/FDA Two-Year Corporate Fixed Income Portfolio

23(n)(3)            EX-99.b27.3                    RWB/DFA Two-Year Government Portfolio
